UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential Global Total Return Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 92.3%
FOREIGN BONDS — 48.3%
Belgium — 2.5%
EUR 750	Belgium Government Bond, Ser. 48, 4.000%, 03/28/22	$ 1,004,362
EUR 1,250	Ser. 59, 2.750%, 03/28/16	1,659,255
$ 1,500	Belgium Government International Bond, Ser. E, MTN, 2.750%, 03/05/15	1,482,544
1,500	Ser. E, 144A, MTN, 2.875%, 09/15/14	1,501,847

		5,648,008

Bermuda — 0.5%
60	Alliance Oil Co. Ltd., Gtd. Notes, 144A, 9.875%, 03/11/15	61,350
30	Allied World Assurance Co. Holdings Ltd., Gtd. Notes, 5.500%, 11/15/20	30,937
250	7.500%, 08/01/16	287,765
400	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes, 5.750%, 12/01/14	419,897
250	Digicel Ltd., Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14	281,875
65	Weatherford International Ltd. Bermuda, Gtd. Notes, 5.125%, 09/15/20	70,164

		1,151,988

Brazil — 1.8%
BRL 1,000	Brazil Notas do Tesouro Nacional, Ser. NTNF, 10.000%, 01/01/14	571,494
500	Brazilian Government International Bond, 4.875%, 01/22/21	562,500
EUR 300	7.375%, 02/03/15	455,278
EUR 200	11.000%, 06/26/17	360,471
BRL 2,850	Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, 144A, MTN, 9.750%, 01/15/15	2,243,478

		4,193,221

Canada — 1.6%
25	Agrium, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/41	31,633

675	Bank of Montreal, Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17	685,660
1,125	Bank of Nova Scotia, Sr. Unsec’d. Notes, 2.550%, 01/12/17	1,146,460
77	Canadian Pacific Railway Co., Sr. Unsec’d. Notes, 6.500%, 05/15/18	89,494
250	Novelis, Inc., Gtd. Notes, 8.375%, 12/15/17	274,375
HKD 5,000	Province of Quebec Canada, Ser. E, MTN, 4.300%, 02/02/12	644,720
29	Teck Resources Ltd., Sr. Sec’d. Notes, 10.250%, 05/15/16	33,321
200	TransAlta Corp., Sr. Unsec’d. Notes, 6.650%, 05/15/18	235,727
325	Videotron Ltee, Gtd. Notes, 9.125%, 04/15/18	360,750
250	Xstrata Finance Canada Ltd, Gtd. Notes, 144A, 2.850%, 11/10/14	254,886

		3,757,026

Cayman Islands — 1.3%
500	Country Garden Holdings Co., Sr. Unsec’d. Notes, 144A, 11.750%, 09/10/14	500,000
450	ENN Energy Holdings Ltd., Sr. Unsec’d. Notes, 144A, 6.000%, 05/13/21	423,879
250	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS, 7.625%, 04/09/19	306,007
500	Hutchison Whampoa International (11) Ltd., Gtd. Notes, 144A, 4.625%, 01/13/22	502,801
500	IPIC GMTN Ltd., Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	506,250
120	MUFG Capital Finance 1, Ltd., Gtd. Notes., 6.346%, 07/25/49(a)	124,696
300	Seagate HDD Cayman, Gtd. Notes, 6.875%, 05/01/20	321,000
25	Transocean, Inc., Gtd. Notes, 7.350%, 12/15/41	30,099
80	Vale Overseas Ltd., Gtd. Notes, 6.875%, 11/21/36	94,056
125	6.875%, 11/10/39	148,102

		2,956,890

Chile — 0.1%
260	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes, 8.350%, 08/01/13	282,500

China — 0.5%
989	China Government International Bond, 4.750%, 10/29/13	1,048,888

Colombia — 1.4%
1,700	Colombia Government International Bond, 8.250%, 12/22/14	2,011,950
715	Republic of Colombia, Sr. Unsec’d. Notes, 11.750%, 02/25/20	1,124,337

		3,136,287

Croatia — 0.6%
EUR 1,050	Croatia Government International Bond, 6.500%, 01/05/15	1,369,601

Czech Republic — 1.7%
CZK 18,000	Czech Republic Government Bond, Ser. 34, 6.950%, 01/26/16	1,100,883
EUR 2,100	Czech Republic International, Ser. E, MTN, 3.625%, 04/14/21	2,723,820

		3,824,703

France — 0.8%
EUR 1,000	French Treasury Note BTAN, 2.500%, 07/25/16(b)	1,345,193
EUR 200	Societe des Autoroutes Paris-Rhin-Rhone, Sr. Unsec’d. Notes, Ser. E, MTN, 5.000%, 01/12/17	272,630
150	Vivendi SA, Sr. Unsec’d. Notes, 144A, 5.750%, 04/04/13	156,967

		1,774,790

Germany — 0.1%
EUR 200	RWE AG, Jr. Sub. Notes, 4.625%, 09/29/49(a)	249,836

Ghana — 0.1%
200	Republic of Ghana, Sr. Unsec’d. Notes, 144A, 8.500%, 10/04/17	221,000

Hong Kong — 0.1%
200	Hong Kong SAR Government Bond, RegS, 5.125%, 08/01/14	217,845

Hungary — 4.9%
EUR 1,000	Hungary Government International Bond, 4.375%, 07/04/17	1,079,137
EUR 4,000	4.500%, 01/29/14	4,847,089
GBP 325	5.500%, 05/06/14	465,683
CHF 500	Ser. E, MTN, 4.000%, 05/20/16	424,497
EUR 1,500	6.750%, 07/28/14	1,868,084
JPY 100,000	Sr. Unsec’d. Notes, Ser. 3BR, 0.960%, 07/12/12	1,267,397
JPY 100,000	Sr. Unsec’d. Notes, Ser. 4BR, 1.670%, 03/18/13	1,204,549

		11,156,436

India — 0.2%
350	ICICI Bank Ltd., Sr. Unsec’d. Notes, 144A, MTN, 4.750%, 11/25/16	343,186

Indonesia — 1.0%
2,000	Indonesia Government International Bond, RegS, 6.750%, 03/10/14	2,167,500

Ireland — 0.9%
EUR 1,150	Ireland Government Bond, 4.500%, 04/18/20	1,263,571
EUR 400	Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	482,669
295	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A, 7.748%, 02/02/21	284,675
100	Willis Group Holdings PLC, Gtd. Notes, 4.125%, 03/15/16	102,331

		2,133,246

Israel — 1.2%
EUR 350	Israel Government International Bond, 4.625%, 03/18/20	482,126
EUR 1,000	Ser. E, MTN, 3.750%, 10/12/15	1,355,657
800	Sr. Unsec’d. Notes, 5.125%, 03/26/19	898,593

		2,736,376

Italy — 1.8%
EUR 600	Italy Buoni Poliennali del Tesoro, 6.000%, 05/01/31	740,406
EUR 2,000	Italy Certificati di Credito del Tesoro, 2.940%, 04/30/13(c)	2,522,354
JPY 62,000	Republic of Italy, 5.500%, 12/15/14	807,541

		4,070,301

Japan — 1.6%
JPY 101,500	Japan Government Ten Year Bond, Ser. 318, 1.000%, 09/20/21	1,338,516
JPY 164,000	Japan Government Twenty Year Bonds, Sr. Unsec’d. Notes, Ser. 108, 1.900%, 12/20/28	2,241,716

		3,580,232

Kazakhstan — 0.1%
$ 150	Kazmunaygas National Co., Sr. Unsec’d. Notes, 144A, MTN, 8.375%, 07/02/13	160,155

Lithuania — 0.2%
EUR 350	Lithuania Government International Bond, 4.500%, 03/05/13	464,316

Luxembourg — 1.5%
250	Arcelormittal, Sr. Unsec’d. Notes, 6.125%, 06/01/18	260,794
300	Enel Finance International SA, Gtd. Notes, 144A, 6.000%, 10/07/39	255,131
300	GAZ Capital SA for Gazprom, Sr. Unsec’d. Notes, 144A, 4.950%, 05/23/16	307,125
350	9.250%, 04/23/19	429,800
300	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	368,400
295	Gazprom International SA, Sr. Unsec’d. Notes, RegS, 7.201%, 02/01/20	320,632
250	Intelsat Jackson Holdings SA, Gtd. Notes, 11.250%, 06/15/16	265,000
325	MHP SA, Gtd. Notes, 144A, 10.250%, 04/29/15	301,438
380	RSHB Capital SA for OJSC Russian Agricultural Bank,, Sr. Unsec’d. Notes, 144A, 7.125%, 01/14/14	399,950
125	Tyco Electronics Group SA, Gtd. Notes, 3.500%, 02/03/22	124,717
315	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18(d)	327,206
EUR 150	Wind Acquisition Finance SA, Gtd. Notes, 144A, 11.750%, 07/15/17	179,058

		3,539,251

Mexico — 2.1%
EUR 500	Mexico Government International Bond, 5.375%, 06/10/13	679,398
EUR 1,800	Ser. G, MTN, 4.250%, 07/14/17	2,427,469
GBP 825	6.750%, 02/06/24	1,430,035

300	Petroleos Mexicanos, Gtd. Notes, 144A, 4.875%, 01/24/22	309,591

		4,846,493

Netherlands — 0.6%
SGD 500	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec’d. Notes, Ser. G, MTN, 2.100%, 09/10/12	399,205
200	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS 9.750%, 11/05/16	218,000
130	LUKOIL International Finance BV, Gtd. Notes, 144A, 7.250%, 11/05/19	142,837
EUR 131	NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH, 3.995%, 10/15/13(a)	169,933
EUR 300	Wolters Kluwer NV, Sr. Unsec’d. Notes, 6.375%, 04/10/18	456,594

		1,386,569

Peru — 1.9%
1,500	Peruvian Government International Bond, 7.350%, 07/21/25	1,995,000
EUR 1,600	RegS, 7.500%, 10/14/14	2,325,808

		4,320,808

Philippines — 1.2%
EUR 1,500	Philippine Government International Bond, 6.250%, 03/15/16	2,084,696
500	6.500%, 01/20/20	598,750

		2,683,446

Poland — 3.4%
CHF 1,000	Poland Government International Bond, Ser. E, MTN, 2.625%, 05/12/15	1,088,648
EUR 500	3.625%, 02/01/16	668,999
EUR 500	5.250%, 01/20/25	644,212
JPY 200,000	Sr. Unsec’d. Notes, Ser. 8, 1.920%, 11/13/12	2,609,281
JPY 200,000	Republic of Poland, Sr. Unsec’d. Notes, Ser. 3BR, 1.000%, 06/20/12	2,612,052

		7,623,192

Portugal — 0.8%
EUR 1,000	Portugal Obrigacoes do Tesouro OT, 3.350%, 10/15/15	751,262
EUR 1,200	4.200%, 10/15/16	820,536
EUR 400	4.800%, 06/15/20	217,834

		1,789,632

Romania — 0.6%
EUR 1,050	Romanian Government International Bond, 8.500%, 05/08/12	1,392,400

Russia — 0.4%
835	Russian Foreign Bond, Unsub. Notes, 144A, 7.500%, 03/31/30	989,475

Singapore — 0.2%
300	Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	339,000
140	Bumi Investment Pte Ltd., Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17	148,400

		487,400

South Africa — 1.5%
ZAR 6,730	South Africa Government Bond, Ser. R213, 7.000%, 02/28/31	731,479
EUR 550	South Africa Government International Bond, 5.250%, 05/16/13	745,526
EUR 1,427	Ser. E, MTN, 4.500%, 04/05/16	1,931,910

		3,408,915

South Korea — 3.1%
240	Export-Import Bank of Korea, Sr. Unsec’d. Notes, 5.875%, 01/14/15	258,132
100	8.125%, 01/21/14	110,283
HKD 3,000	Ser. E, MTN, 0.960%, 02/07/12	386,825
SGD 500	1.200%, 04/13/12	397,359
SGD 250	1.570%, 05/24/12	199,121
CHF 200	2.500%, 10/26/12	219,294
HKD 1,000	3.070%, 10/15/12	130,271
HKD 5,000	4.250%, 06/15/12	651,196
JPY 100,000	Industrial Bank of Korea, Sr. Unsec’d. Notes, Ser. 7, 1.700%, 07/23/12	1,313,157
200	Korea Development Bank, 3.875%, 05/04/17	202,497
1,000	Korea Housing Finance Corp., Covered Notes, RegS, 4.125%, 12/15/15	1,036,347
270	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21	277,148

200	National Agricultural Cooperative Federation, Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	196,289
EUR 880	Republic of Korea, 3.625%, 11/02/15	1,201,266
500	Shinhan Bank, Sr. Notes, RegS, 4.125%, 10/04/16	504,504

		7,083,689

Spain — 2.4%
EUR 2,900	Spain Government Bond, 3.250%, 04/30/16	3,764,568
EUR 300	4.900%, 07/30/40	344,147
EUR 160	5.750%, 07/30/32	209,605
EUR 810	Sr. Unsub. Notes, 4.000%, 04/30/20	1,030,188

		5,348,508

Supranational — 0.3%
SGD 500	Asian Development Bank, Sr. Unsec’d. Notes, MTN, 3.270%, 02/08/12	397,663
230	Corp. Andina de Fomento, Sr. Unsec’d. Notes, 3.750%, 01/15/16	233,963

		631,626

Turkey — 1.3%
TRY 500	Turkey Government Bond, 9.420%, 04/25/12(c)	275,274
EUR 1,148	Turkey Government International Bond, 5.500%, 02/16/17	1,527,913
EUR 750	6.500%, 02/10/14	1,025,180
200	Turkiye Garanti Bankasi AS, Sr. Unsec’d. Notes, 144A, 6.250%, 04/20/21	189,500

		3,017,867

Ukraine — 0.1%
320	NAK Naftogaz Ukraine, Gov’t Gtd., 9.500%, 09/30/14	308,400

United Arab Emirates — 0.2%
299	Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	320,176
200	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	216,900

		537,076

United Kingdom — 1.5%
450	Barclays Bank PLC, Sr. Unsec’d. Notes, 6.750%, 05/22/19	522,903

125	BP Capital Markets PLC, Gtd. Notes, 4.500%, 10/01/20	139,973
30	5.250%, 11/07/13	32,319
150	HSBC Holdings PLC, Sr. Unsec’d. Notes, 4.875%, 01/14/22	161,248
85	5.100%, 04/05/21	92,360
125	Sub. Notes, 6.500%, 09/15/37	132,945
525	6.800%, 06/01/38	589,222
EUR 200	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN, 8.375%, 02/17/16	317,719
500	Lloyds TSB Bank PLC, Gtd. Notes., 6.375%, 01/21/21	534,864
245	Gtd. Notes., 144A, MTN, 5.800%, 01/13/20	249,607
150	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	154,261
325	Royal Bank of Scotland PLC (The), Gtd. Notes., 6.125%, 01/11/21	349,291
140	Gtd. Notes, Ser. 2, 3.400%, 08/23/13	142,362

		3,419,074

Venezuela — 0.1%
40	Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	33,600
110	Republic of Venezuela, Sr. Unsec’d. Notes, 9.250%, 09/15/27	84,975

		118,575

Virgin Islands (BR) — 0.1%
200	Mega Advance Investments Ltd., Gtd. Notes, 144A, 5.000%, 05/12/21	206,673

	Total foreign bonds	109,783,400

ASSET-BACKED SECURITIES — 6.3%
Non-Residential Mortgage-Backed Securities — 2.8%
500	Apidos CDO (Cayman Islands), 144A, Ser. 2006-4A, Class A1 0.807%, 10/27/18(a)	469,788
500	Ser. 2011-8A, Class A1 2.094%, 10/17/21(a)	492,455

500	Ares CLO Ltd. (Cayman Islands), Ser. 2011-16A, Class A, 144A, 2.066%, 05/17/21(a)	501,026
478	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.756%, 05/25/17(a)	464,254
817	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.811%, 07/22/20(a)	769,307
200	FUEL Trust, Sec’d. Notes, 144A, 3.984%, 06/15/16	203,665
250	4.207%, 04/15/16	256,729
42	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.927%, 07/15/16(a)	41,430
485	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.717%, 11/15/17(a)	467,992
484	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.802%, 10/19/20(a)	462,951
129	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 1.111%, 01/20/16(a)	126,588
33	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A, 0.872%, 02/15/16(a)	33,036
593	Ser. 2005-4A, Class A1L, 144A, 0.796%, 03/15/18(a)	571,603
EUR 373	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 2.103%, 09/14/19(a)	448,230
69	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	70,909
220	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A, 0.811%, 07/24/21(a)	211,991
600	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.679%, 11/01/18(a)	573,548
171	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 1.061%, 01/21/16(a)(d)	166,959

		6,332,461

Residential Mortgage-Backed Securities — 3.5%
342	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.176%, 09/25/33(a)	260,080
449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 0.726%, 06/25/34(a)	414,541

400	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1, 1.236%, 09/25/34(a)	304,497
363	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.826%, 05/25/34(a)	271,847
354	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 1.176%, 03/25/34(a)	274,727
277	Ser. 2004-HE3, Class M2, 2.001%, 04/25/34(a)	229,089
220	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.676%, 05/25/34(a)	186,052
242	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.636%, 10/25/34(a)	224,902
216	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.776%, 03/25/33(a)	184,953
421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.951%, 02/25/34(a)	312,493
287	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.251%, 11/25/33(a)	222,030
616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.131%, 08/25/34(a)	442,051
14	Ser. 2005-5, Class 2A2, 0.526%, 11/25/35(a)	13,999
400	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4, 0.581%, 07/20/36(a)	308,266
600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 1.131%, 07/25/34(a)	424,338
375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.626%, 09/25/34(a)	240,210
300	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.076%, 08/25/35(a)	169,540
388	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.326%, 09/25/33(a)	285,230
499	Ser. 2004-NC1, Class M1, 1.326%, 12/27/33(a)	395,315
437	Ser. 2004-OP1, Class M1, 0.856%, 11/25/34(a)	318,881
766	Ser. 2004-WMC1, Class M1, 1.206%, 06/25/34(a)	561,110
306	Ser. 2004-WMC2, Class M1, 1.191%, 07/25/34(a)	225,271

383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.256%, 02/25/33(a)	298,996
503	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.401%, 10/25/33(a)	396,624
389	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.606%, 11/25/33(a)	314,915
230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.181%, 09/25/34	153,931
193	Saxon Asset Securities Trust, Ser. 2004-2, Class MF1, 5.500%, 08/25/35	121,491
106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.981%, 03/25/34(a)	76,779
376	Ser. 2004-8, Class A8, 1.276%, 09/25/34(a)	315,032

		7,947,190

	Total asset-backed securities	14,279,651

BANK LOANS(a) — 1.8%
Automotive — 0.1%
199	Chrysler LLC, 5.320%, 05/24/17	194,681

Chemicals — 0.2%
249	Ashland, Inc., 3.750%, 08/23/18	249,951
250	Rockwood Holdings, Inc., 3.500%, 02/09/18	251,027

		500,978

Consumer — 0.1%
142	Visant Corp., 5.250%, 12/22/16	134,563

Electric — 0.2%
398	Calpine Corp., 4.500%, 04/01/18	394,513

Foods — 0.1%
149	Del Monte Foods Co., 4.500%, 03/08/18	145,481

Gaming — 0.1%
144	CCM Merger, Inc., 7.000%, 03/01/17	143,232

Healthcare & Pharmaceutical — 0.5%
23	Community Health Systems, Inc., 2.520%, 07/25/14	23,002
455	2.755%, 07/25/14	448,624
56	HCA, Inc., 2.520%, 11/18/13	55,175
134	3.829%, 03/31/17	130,474
448	RPI Finance Trust, 4.000%, 05/09/18	447,190

		1,104,465

Retailers — 0.1%
320	Dollar General Corp., 3.143%, 07/07/14	320,446

Technology — 0.3%
25	First Data Corp., 3.027%, 09/24/14	23,857
237	4.277%, 03/26/18	207,791
398	Sensata Technologies BV, 4.000%, 05/12/18	397,598
5	SunGard Data Systems, Inc., 2.041%, 02/28/14	4,515
117	4.039%, 02/28/16	116,338

		750,099

Telecommunications — 0.1%
297	Fibertech Networks LLC, 6.750%, 11/30/16	297,371

	Total bank loans	3,985,829

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
700	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.942%, 06/10/46(a)	789,621
600	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4, 5.100%, 08/15/38(a)	664,217
594	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2, 5.589%, 09/15/40	601,911
400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.010%, 05/15/46(a)	428,401
1,000	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.331%, 03/10/44(a)	1,114,147
600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 04/10/37(a)	652,856
492	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	493,599

367	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45(a)	372,471
339	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A3A1, 4.871%, 10/15/42	338,755
1,000	Ser. 2005-LDP5, Class A4, 5.373%, 12/15/44(a)	1,119,789
638	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	645,422
700	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4, 5.661%, 03/15/39(a)	787,029
1,919	Ser. 2007-C6, Class A2, 5.845%, 07/15/40	1,950,230
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.096%, 06/12/46(a)	1,134,650
597	Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2, 5.425%, 02/12/51	607,606
740	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	794,486
800	Ser. 2006-HQ8, Class A4, 5.598%, 03/12/44(a)	893,357
500	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	553,461
641	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	649,068

	Total commercial mortgage-backed securities	14,591,076

CORPORATE BONDS — 27.5%
Aerospace & Defense — 0.1%
170	Be Aerospace, Inc., Sr. Unsec’d. Notes, 8.500%, 07/01/18	187,425
75	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	76,813

		264,238

Airlines — 0.3%
98	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 4.750%, 01/12/21	101,752
227	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	245,054
24	Ser. 2A, 4.950%, 05/23/19	24,843
265	Ser. A, 5.300%, 04/15/19	278,250

117	United Airlines, Inc., Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	119,807

		769,706

Automotive — 0.4%
50	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	53,943
350	Delphi Corp., Gtd. Notes, 144A, 5.875%, 05/15/19	364,000
225	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 5.625%, 09/15/15	239,218
100	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	100,278
75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	81,767

		839,206

Banking — 6.6%
440	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	579,193
750	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16(e)	766,992
235	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	232,154
225	Sr. Unsec’d. Notes, 5.700%, 01/24/22	233,063
540	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	528,436
120	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	118,160
400	Sub. Notes, 4.750%, 08/15/13	409,388
200	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	239,152
350	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	423,284
170	Capital One Capital V, Ltd. Gtd. Notes, 10.250%, 08/15/39	177,863
115	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	121,884
425	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	423,093
385	6.125%, 05/15/18	423,054
600	6.500%, 08/19/13	636,327
110	8.125%, 07/15/39	143,801
605	8.500%, 05/22/19(e)	739,205
300	Sub. Notes, 5.500%, 02/15/17	313,222

205	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	209,439
1,200	Sr. Unsec’d. Notes, 5.250%, 07/27/21(e)	1,198,744
185	Sub. Notes, 6.750%, 10/01/37	183,197
450	JPMorgan Chase & Co., Ser. 1, 7.900%, 04/29/49(a)	487,445
800	Sr. Unsec’d. Notes, 3.150%, 07/05/16	812,193
30	4.250%, 10/15/20	30,536
830	4.350%, 08/15/21(e)	846,621
150	6.000%, 01/15/18	170,059
90	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	97,844
600	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.450%, 02/05/13	617,469
65	6.050%, 08/15/12	66,288
600	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21	593,281
670	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	666,706
275	PNC Funding Corp., Gtd. Notes., 2.700%, 09/19/16	283,794
50	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 4.625%, 04/19/16	48,827
245	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	257,198
300	SunTrust Banks, Inc., Sr. Unsec’d. Notes, 5.250%, 11/05/12	306,811
340	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	353,009
150	USB Capital XIII Trust, 6.625%, 12/15/39	153,360
370	Wachovia Bank NA, Sub. Notes, MTN, 4.875%, 02/01/15	395,665
425	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16	452,792
250	Sr. Unsec’d. Notes, MTN, 4.600%, 04/01/21	274,591

		15,014,140

Brokerage
100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 6.875%, 05/02/18(f)	27,500

Building Materials & Construction — 0.4%
110	CRH America, Inc., Gtd. Notes, 8.125%, 07/15/18	128,676
260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	270,354
420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	444,399

		843,429

Cable — 1.5%
250	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	266,250
500	CSC Holdings LLC, Sr. Unsec’d. Notes, 8.500%, 04/15/14	556,250
185	8.625%, 02/15/19	215,987
325	Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/21	349,375
125	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	130,503
25	3.550%, 03/15/15	26,112
265	4.750%, 10/01/14	286,095
900	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	967,500
195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 07/01/18	236,202
300	8.750%, 02/14/19	394,465

		3,428,739

Capital Goods — 0.9%
300	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	324,750
145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.850%, 09/01/17	173,975
300	Clean Harbors, Inc., Sr. Sec’d. Notes, 7.625%, 08/15/16	318,000
250	ERAC USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17 (original cost $273,750; purchased 02/09/10)(d)(g)	290,181
190	7.000%, 10/15/37 (original cost $221,242; purchased 10/26/11)(d)(g)	227,166
50	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	56,457

100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/01/17	106,309
200	7.250%, 10/01/19	226,915
225	Xylem, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 10/01/21	239,632

		1,963,385

Chemicals — 0.6%
75	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15	84,516
250	7.600%, 05/15/14	283,982
152	9.400%, 05/15/39	236,434
75	Ecolab, Inc., Sr. Unsec’d. Notes, 5.500%, 12/08/41	86,431
25	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	29,190
550	Rockwood Specialties Group, Inc., Gtd. Notes, 7.500%, 11/15/14	558,250

		1,278,803

Consumer — 0.5%
200	Mac-Gray Corp., Gtd. Notes, 7.625%, 08/15/15	205,000
1	Realogy Corp., Gtd. Notes, 12.000%, 04/15/17	1,094
540	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	588,654
250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 06/15/17	277,500
100	VF Corp., Sr. Unsec’d. Notes, 3.500%, 09/01/21	104,840

		1,177,088

Electric — 0.6%
250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	280,625
250	9.750%, 04/15/16	293,750
350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	386,400
150	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sec’d. Notes, 10.875%, 06/01/16 (original cost $146,609; purchased 09/30/09)(d)(g)	164,250
105	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	128,929
100	Peco Energy Co., First. Ref. Mtge., 5.350%, 03/01/18	119,643
50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	59,463

		1,433,060

Energy–Integrated — 0.1%
295	Hess Corp., Sr. Unsec’d. Notes, 7.000%, 02/15/14	326,749

Energy–Other — 0.5%
175	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	206,991
35	6.450%, 09/15/36	41,802
450	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	490,500
170	Nabors Industries, Inc., Gtd. Notes, 144A, 4.625%, 09/15/21	173,579
200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	230,239

		1,143,111

Foods — 2.2%
250	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 4.125%, 01/15/15	272,363
225	8.000%, 11/15/39	348,658
1,100	ARAMARK Corp., Gtd. Notes, 8.500%, 02/01/15	1,127,500
155	ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 05/01/16	159,262
250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 04/15/19	298,154
200	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	224,000
300	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	328,500
190	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21	180,025
75	JM Smucker Co. (The), Gtd. Notes, 3.500%, 10/15/21	77,980
75	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.875%, 01/26/39	98,542
350	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22	364,349
550	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	646,250
350	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	359,188
205	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14	208,844
90	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	100,350
250	Wendy’s/Arby’s Restaurants LLC, Gtd. Notes, 10.000%, 07/15/16	274,688

		5,068,653

Gaming — 0.8%
205	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21	218,325
145	Las Vegas Sands Corp., Sr. Sec’d. Notes, 6.375%, 02/15/15	146,088
200	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15	190,500
700	MGM Resorts International, Sr. Sec’d. Notes, 13.000%, 11/15/13	818,125
400	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17	430,000

		1,803,038

Healthcare & Pharmaceutical — 0.8%
325	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	345,041
50	Becton Dickinson And Co., Sr. Unsec’d. Notes, 5.000%, 11/12/40	56,100
125	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	142,484
250	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	271,250
400	Sr. Unsec’d. Notes, 7.190%, 11/15/15	406,000
35	Sr. Unsec'd. Notes, MTN, 9.000%, 12/15/14	36,750
170	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	186,787
200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/14	214,502
70	Wyeth, Gtd. Notes, 6.450%, 02/01/24	92,893

		1,751,807

Healthcare Insurance — 0.5%
225	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 02/15/42	239,034
140	5.875%, 03/15/41	156,585
360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	393,756
235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	313,795

		1,103,170

Insurance — 1.0%
25	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	26,333
300	American International Group, Inc., Sr. Unsec’d. Notes, 4.875%, 09/15/16	304,491
75	6.400%, 12/15/20	81,578
100	8.250%, 08/15/18	115,150
300	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	312,809

140	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	142,800
90	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	89,885
30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	26,700
80	Sr. Unsec’d. Notes, 6.300%, 10/09/37	85,747
200	8.750%, 07/01/19	250,127
100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	126,630
50	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40	61,389
100	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	102,500
210	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	276,546
245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 09/30/16	282,729

		2,285,414

Lodging — 0.5%
376	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	415,950
420	Host Hotels & Resorts LP, Gtd. Notes, Ser. O, 6.375%, 03/15/15	426,300
150	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.750%, 02/01/18	159,504

		1,001,754

Media & Entertainment — 1.7%
500	CBS Corp., Gtd. Notes, 8.200%, 05/15/14	568,601
100	Gannett Co., Inc., Sr. Unsec’d. Notes, 6.375%, 04/01/12	100,500
130	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	156,611
100	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	108,567
415	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	472,409
120	6.150%, 02/15/41	143,313
60	6.900%, 08/15/39	73,219
450	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	517,500

600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	582,000
450	8.600%, 08/15/16	445,500
200	SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	221,000
99	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	122,657
55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	59,089
165	6.750%, 10/05/37	214,821

		3,785,787

Metals — 1.0%
800	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	834,000
200	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	243,780
675	Peabody Energy Corp., Gtd. Notes, 144A, 6.000%, 11/15/18	695,250
400	Steel Dynamics, Inc., Gtd. Notes, 6.750%, 04/01/15	408,500

		2,181,530

Non-Captive Finance — 2.1%
200	CIT Group, Inc., Sec’d. Notes, 144A, 7.000%, 05/04/15	201,000
125	7.000%, 05/02/17	125,312
CHF 1,000	General Electric Capital Corp., Sr. Unsec’d. Notes, 4.375%, 12/05/12	1,118,769
165	Sr. Unsec’d. Notes, MTN, 4.625%, 01/07/21	175,297
1,080	4.650%, 10/17/21	1,140,935
SGD 200	Sr. Unsec’d. Notes, Ser. G, MTN, 2.960%, 05/18/12	159,651
100	Sub. Notes, 5.300%, 02/11/21	108,784
200	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	210,750
75	Sr. Unsec’d. Notes, 5.750%, 05/15/16	73,942
125	6.250%, 05/15/19	122,490
55	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	56,141
510	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	513,584
60	8.000%, 03/25/20	63,900
225	8.450%, 06/15/18	243,562
390	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	394,298
75	Unsec’d. Notes, MTN, 6.000%, 01/25/17	75,452

		4,783,867

Packaging — 0.3%
140	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	154,700
600	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	622,616

		777,316

Paper — 0.6%
130	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	148,113
75	7.300%, 11/15/39	93,974
200	7.950%, 06/15/18	249,598
450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	528,987
200	Rock-Tenn Co., Gtd. Notes, 9.250%, 03/15/16	209,750
200	Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes, 11.500%, 07/01/14	206,000

		1,436,422

Pipelines & Other — 0.4%
200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/01/37	253,249
85	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	86,776
100	5.200%, 02/01/22	105,603
100	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 5.850%, 09/15/12	102,969
170	7.300%, 08/15/33	199,957
75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 06/15/18	88,350

		836,904

Real Estate Investment Trusts — 0.4%
250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	272,931
100	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	101,073
100	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	103,724
95	4.200%, 02/01/15	101,911
125	6.750%, 05/15/14	137,684

200	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	220,192

		937,515

Retailers — 0.5%
200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	247,772
75	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22	76,838
50	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21	54,070
450	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	488,250
250	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	353,428

		1,220,358

Technology — 0.7%
250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	270,147
50	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	50,397
400	Commscope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19	416,000
50	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	51,443
45	3.125%, 06/15/16	46,229
150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20	159,375
250	10.250%, 08/15/15	258,750
225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	237,559

		1,489,900

Telecommunications — 1.1%
225	AT&T, Inc., Sr. Unsec’d. Notes, 5.550%, 08/15/41	260,541
130	6.550%, 02/15/39	164,013
300	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17	325,875
465	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $525,632; purchased 05/04/11-05/11/11)(d)(g)	519,226
250	Metropcs Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	263,750
290	Nextel Communications, Inc., Gtd. Notes, Ser. E, 6.875%, 10/31/13	290,000

300	Paetec Holding Corp., Sr. Sec’d. Notes, 8.875%, 06/30/17	327,375
200	Qwest Corp., Sr. Unsec’d. Notes, 8.375%, 05/01/16	232,885
85	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 02/15/38	107,472

		2,491,137

Tobacco — 0.4%
250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	386,793
60	Lorillard Tobacco Co., Gtd. Notes, 3.500%, 08/04/16	61,481
80	8.125%, 06/23/19	97,468
300	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	349,529

		895,271

	Total corporate bonds	62,358,997

MUNICIPAL BONDS — 1.9%
75	California St. Build America Bonds, 7.625%, 03/01/40	101,421
115	Taxable Var. Purp. GO, 7.500%, 04/01/34	151,199
100	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E, 6.138%, 12/01/39	109,642
60	City of Chicago IL, O’Hare International Arpt., Build America Bonds, 6.395%, 01/01/40	76,385
275	Connecticut St. Spl. Tax Obligation Rev., Build America Bonds, 5.459%, 11/01/30	316,877
175	District of Columbia Income Tax Rev., Build America Bonds, 5.582%, 12/01/35	216,036
175	District of Columbia Wtr. & Sewr. Auth. Pub. Util. Rev., Taxable, Build America Bonds, 5.522%, 10/01/44	210,927
125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., Build America Bonds, 6.731%, 07/01/43	151,681
200	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Ser. A, Taxable, Issuer Subsidy Rev., 7.102%, 01/01/41	286,644
100	Ser. F, 7.414%, 01/01/40	146,895
250	New York, NY, Build America Bonds, 5.968%, 03/01/36	304,752

165	Ohio St. Univ. Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	187,687
500	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, Build America Bonds, 4.879%, 12/01/34	559,350
295	Pennsylvania St. Tpk. Commission, Tpk. Rev., Build America Bonds, 5.511%, 12/01/45	335,860
75	Regional Transn. Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B, 5.844%, 11/01/50	96,574
250	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., Build America Bonds, 4.839%, 01/01/41	290,005
150	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, Build America Bonds, Direct pmt., 5.028%, 04/01/26	181,412
150	University of Calif. Rev. Build America Bonds, 5.770%, 05/15/43	180,939
250	University TX, Perm. Univ. Build America Bonds, 5.262%, 07/01/39	303,185
150	Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	178,298

	Total municipal bonds	4,385,769

U.S. TREASURY SECURITY — 0.1%
240	U.S. Treasury Notes, 2.000%, 11/15/21	244,200

PREFERRED STOCK

Shares
Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	107,760

	TOTAL LONG-TERM INVESTMENTS (cost $204,199,953)	209,736,682

SHORT-TERM INVESTMENTS — 6.6%
Affiliated Money Market Mutual Fund — 5.1%
11,606,220	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $11,606,220)(h)	11,606,220

Notional Amount (000)#
OPTIONS PURCHASED* — 1.5%
Call Options(i)
$18,000	Euro dollar 2 Year Mid-Curve, expiring 06/15/12 @ $99.375	2,025
Put Options(j)
10,800	Euro/Turkish Lira, expiring 01/10/13 @ 2.582	1,053,607
6,500	United States Dollar/Chinese Yuan Renminbi, expiring 10/25/12 @ 6.450	198,650
13,630	United States Dollar/Indian Rupee, expiring 01/03/13 @ 56.180	1,341,387
13,357	United States Dollar/Romanian New Lei, expiring 12/20/12 @ 3.390	641,124

	Total options purchased (cost $2,664,826)	3,236,793

	TOTAL SHORT-TERM INVESTMENTS (cost $14,271,046)	14,843,013

	TOTAL INVESTMENTS — 98.9% (cost $218,470,999)(k)	224,579,695
	Other assets in excess of liabilities(l) — 1.1%	2,570,725

	NET ASSETS — 100.0%	$227,150,420

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

GO—General Debt Obligation

MTN—Medium Term Note

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD— Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
GMTN—Global Medium Term Note
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Rouble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht TRY—Turkish Lira
TWD—Taiwan Dollar
ZAR—South African Rand

AONIA—Overnight Reserve Bank of Australia Rate

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

CNDR7D—7 Day Fixing Repo Rates

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offer Rate

OIS—Overnight Index Swap

SONIA—Sterling Overnight Index Average

SOR—Swap Offer Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal and notional amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at January 31, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $1,167,233. The aggregate value of $1,200,823 is approximately 0.5% of net assets.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January, 31, 2012.
(j)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January, 31, 2012.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$220,402,757	$8,665,440	$(4,488,502)	$4,176,938

The differences between book basis and tax basis are primarily attributable to the deferred losses on wash sales, deferred losses on foreign currencies and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding as of January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
7	2 Year U.S. Treasury Notes	Mar. 2012	$1,543,837	$1,545,250	$1,413
4	JPY 10 Year Bond	Mar. 2012	7,473,926	7,483,075	9,149
49	CAN 10 Year Bond	Mar. 2012	6,460,762	6,576,174	115,412
38	Euro-BTP Italian Gov’t. Bond	Mar. 2012	4,716,576	4,941,243	224,667
31	Euro-Bund	Mar. 2012	5,476,668	5,665,559	188,891
11	Euro-Buxl 30 Year	Mar. 2012	1,721,089	1,828,489	107,400
23	Long Gilt	Mar. 2012	4,127,784	4,249,527	121,743
50	U.S. Long Bond	Mar. 2012	7,074,968	7,271,875	196,907
16	U.S. Ultra Bond	Mar. 2012	2,490,615	2,559,500	68,885
	Short Positions:
20	5 Year U.S. Treasury Notes	Mar. 2012	2,469,810	2,480,938	(11,128)
62	10 Year U.S. Treasury Notes	Mar. 2012	8,156,557	8,199,500	(42,943)
59	Euro-BOBL	Mar. 2012	9,619,393	9,694,676	(75,283)

					$905,113

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Argentine Peso
Expiring 05/16/12	Citibank NA	ARS	3,228,619	$697,100	$710,687	$13,587
Expiring 05/16/12	Citibank NA	ARS	2,869,703	610,900	631,682	20,782
Expiring 12/31/12	Citibank NA	ARS	4,658,261	894,100	914,238	20,138
Expiring 12/31/12	Citibank NA	ARS	1,729,582	339,800	339,451	(349)
Australian Dollar
Expiring 03/21/12	Morgan Stanley	AUD	5,684,853	5,859,793	6,002,225	142,432
Expiring 03/21/12	Morgan Stanley	AUD	905,465	934,990	956,015	21,025
Expiring 03/21/12	Citibank NA	AUD	641,381	677,188	677,188	—
Expiring 03/21/12	Morgan Stanley	AUD	636,272	665,700	671,794	6,094
Expiring 03/21/12	Morgan Stanley	AUD	532,610	561,290	562,344	1,054
Brazilian Real
Expiring 04/05/12	Citibank NA	BRL	2,553,018	1,362,700	1,439,360	76,660
Expiring 04/05/12	Citibank NA	BRL	1,469,795	790,000	828,652	38,652
Expiring 04/05/12	Citibank NA	BRL	852,800	454,100	480,798	26,698
Expiring 04/19/12	UBS AG	BRL	4,694,375	2,590,000	2,639,866	49,866
British Pound
Expiring 03/20/12	Citibank NA	GBP	496,510	772,442	782,093	9,651
Expiring 03/22/12	UBS AG	GBP	569,800	886,445	897,522	11,077
Expiring 03/23/12	Citibank NA	GBP	5,767,619	8,917,904	9,084,801	166,897
Expiring 03/23/12	Goldman Sachs	GBP	498,820	776,600	785,710	9,110
Expiring 03/23/12	JPMorgan	GBP	952,927	1,478,700	1,500,992	22,292
Expiring 03/23/12	JPMorgan	GBP	748,350	1,174,457	1,178,755	4,298
Expiring 03/23/12	JPMorgan	GBP	497,596	768,900	783,782	14,882
Expiring 03/23/12	JPMorgan	GBP	430,000	671,241	677,310	6,069
Expiring 03/23/12	Morgan Stanley	GBP	127,300	196,074	200,515	4,441
Expiring 03/23/12	Citibank NA	GBP	100,360	158,081	158,081	—
Canadian Dollar
Expiring 03/20/12	JPMorgan	CAD	11,342,545	11,060,675	11,299,315	238,640
Expiring 03/20/12	JPMorgan	CAD	668,013	662,700	665,467	2,767
Expiring 03/20/12	Morgan Stanley	CAD	679,700	677,046	677,109	63
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	1,013,998,700	1,963,021	2,057,498	94,477
Expiring 02/22/12	Citibank NA	CLP	406,278,980	794,600	824,378	29,778
Expiring 02/22/12	Citibank NA	CLP	328,556,235	665,700	666,671	971
Expiring 02/22/12	Citibank NA	CLP	293,714,240	569,600	595,974	26,374
Expiring 02/22/12	Citibank NA	CLP	290,775,940	567,700	590,011	22,311
Expiring 02/22/12	Citibank NA	CLP	173,617,310	341,800	352,286	10,486
Chinese Yuan Renminbi
Expiring 03/26/12	UBS AG	CNY	16,977,599	2,641,400	2,689,766	48,366
Expiring 03/26/12	UBS AG	CNY	3,501,034	545,800	554,670	8,870
Expiring 03/26/12	UBS AG	CNY	1,184,990	185,000	187,738	2,738
Expiring 08/02/12	Morgan Stanley	CNY	51,328,160	8,113,200	8,137,808	24,608
Expiring 08/02/12	UBS AG	CNY	33,327,000	5,250,000	5,283,820	33,820
Expiring 08/02/12	UBS AG	CNY	21,068,100	3,304,800	3,340,236	35,436
Expiring 08/02/12	UBS AG	CNY	6,400,188	1,011,200	1,014,716	3,516
Expiring 08/02/12	UBS AG	CNY	5,693,255	905,200	902,635	(2,565)
Expiring 08/02/12	UBS AG	CNY	3,145,000	500,000	498,623	(1,377)
Expiring 10/29/12	Morgan Stanley	CNY	27,960,311	4,423,400	4,433,441	10,041
Colombian Peso
Expiring 03/06/12	Citibank NA	COP	2,342,034,345	1,211,700	1,290,936	79,236
Expiring 03/06/12	Citibank NA	COP	2,125,076,000	1,095,400	1,171,348	75,948
Expiring 03/06/12	Citibank NA	COP	1,497,717,702	794,600	825,546	30,946
Expiring 03/06/12	Citibank NA	COP	1,428,303,275	790,100	787,285	(2,815)
Expiring 03/06/12	Citibank NA	COP	1,082,353,920	569,600	596,597	26,997
Expiring 03/06/12	Citibank NA	COP	1,068,127,550	567,700	588,755	21,055
Expiring 03/06/12	Citibank NA	COP	846,430,500	453,000	466,555	13,555
Czech Koruna
Expiring 03/22/12	Citibank NA	CZK	44,541,454	2,235,973	2,300,570	64,597
Expiring 03/22/12	Citibank NA	CZK	1,063,350	55,876	54,922	(954)
Expiring 03/22/12	JPMorgan	CZK	12,891,292	659,000	665,836	6,836
Danish Krone
Expiring 03/22/12	Morgan Stanley	DKK	7,326,975	1,264,033	1,289,709	25,676

Euro
Expiring 03/20/12	Morgan Stanley	EUR	426,800	548,946	558,344	9,398
Expiring 03/22/12	Citibank NA	EUR	1,202,700	1,567,022	1,573,397	6,375
Expiring 03/22/12	Citibank NA	EUR	512,400	659,051	670,332	11,281
Expiring 03/22/12	JPMorgan	EUR	579,000	744,712	757,460	12,748
Expiring 03/22/12	Morgan Stanley	EUR	425,000	554,075	555,994	1,919
Expiring 03/22/12	UBS AG	EUR	845,800	1,108,358	1,106,493	(1,865)
Expiring 03/22/12	UBS AG	EUR	514,000	674,126	672,425	(1,701)
Expiring 03/23/12	Citibank NA	EUR	1,700,889	2,196,700	2,225,147	28,447
Expiring 03/23/12	JPMorgan	EUR	1,960,673	2,517,900	2,565,003	47,103
Expiring 03/23/12	JPMorgan	EUR	939,497	1,230,891	1,229,074	(1,817)
Expiring 03/23/12	JPMorgan	EUR	857,000	1,116,608	1,121,150	4,542
Expiring 03/23/12	JPMorgan	EUR	658,855	851,587	861,931	10,344
Expiring 03/23/12	JPMorgan	EUR	576,800	751,982	754,585	2,603
Expiring 03/23/12	JPMorgan	EUR	514,000	674,128	672,428	(1,700)
Expiring 03/23/12	JPMorgan	EUR	508,718	662,700	665,518	2,818
Expiring 03/23/12	JPMorgan	EUR	424,100	552,905	554,819	1,914
Expiring 03/23/12	Morgan Stanley	EUR	3,407,305	4,379,000	4,457,524	78,524
Expiring 03/23/12	Morgan Stanley	EUR	1,698,704	2,218,900	2,222,289	3,389
Expiring 03/23/12	Morgan Stanley	EUR	853,648	1,103,500	1,116,765	13,265
Expiring 03/23/12	Morgan Stanley	EUR	848,111	1,109,500	1,109,521	21
Expiring 03/23/12	Morgan Stanley	EUR	544,396	698,962	712,193	13,231
Expiring 03/23/12	Morgan Stanley	EUR	431,313	564,300	564,254	(46)
Expiring 03/23/12	Morgan Stanley	EUR	427,986	564,600	559,902	(4,698)
Expiring 03/23/12	Morgan Stanley	EUR	333,324	424,306	436,063	11,757
Expiring 03/23/12	Morgan Stanley	EUR	257,066	327,600	336,300	8,700
Expiring 01/14/13	UBS AG	EUR	4,840,000	6,172,289	6,346,407	174,118
Hong Kong Dollar
Expiring 02/02/12	UBS AG	HKD	13,061,555	1,684,241	1,684,210	(31)
Expiring 03/21/12	UBS AG	HKD	8,360,225	1,076,762	1,078,062	1,300
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	179,627,658	776,600	793,740	17,140
Expiring 03/22/12	Citibank NA	HUF	127,040,364	564,600	561,367	(3,233)
Expiring 03/22/12	Citibank NA	HUF	74,731,171	332,500	330,223	(2,277)
Expiring 03/22/12	JPMorgan	HUF	258,223,292	1,116,990	1,141,040	24,050
Expiring 03/22/12	Morgan Stanley	HUF	153,962,321	664,867	680,330	15,463
Expiring 03/22/12	Morgan Stanley	HUF	79,856,006	326,660	352,868	26,208
Expiring 03/22/12	UBS AG	HUF	157,354,956	659,416	695,322	35,906
Expiring 03/22/12	UBS AG	HUF	129,141,069	547,258	570,650	23,392
Expiring 03/22/12	UBS AG	HUF	128,179,023	553,525	566,399	12,874
Expiring 03/22/12	UBS AG	HUF	79,956,079	327,070	353,311	26,241
Indian Rupee
Expiring 03/05/12	UBS AG	INR	56,495,760	1,089,600	1,133,296	43,696
Expiring 03/05/12	UBS AG	INR	28,231,540	539,800	566,320	26,520
Expiring 03/20/12	UBS AG	INR	29,599,992	550,800	591,609	40,809
Expiring 01/07/13	UBS AG	INR	100,677,509	1,816,300	1,926,895	110,595
Expiring 01/07/13	UBS AG	INR	37,389,462	677,100	715,607	38,507
Expiring 01/07/13	UBS AG	INR	31,817,856	569,600	608,971	39,371
Expiring 01/07/13	UBS AG	INR	30,812,383	566,300	589,727	23,427
Indonesian Rupiah
Expiring 04/19/12	Citibank NA	IDR	20,434,747,000	2,196,104	2,256,548	60,444
Israeli New Shekel
Expiring 03/22/12	JPMorgan	ILS	1,169,408	306,168	311,863	5,695
Expiring 03/22/12	Morgan Stanley	ILS	4,308,394	1,136,990	1,148,982	11,992
Expiring 03/22/12	UBS AG	ILS	65,694	17,438	17,520	82
Expiring 03/22/12	Citibank NA	ILS	1,686,963	449,887	449,887	—

Japanese Yen
Expiring 03/23/12	Goldman Sachs	JPY	129,474,427	1,664,200	1,699,748	35,548
Expiring 03/23/12	Goldman Sachs	JPY	51,861,562	679,713	680,842	1,129
Expiring 03/23/12	JPMorgan	JPY	2,814,880,818	36,476,456	36,953,933	477,477
Expiring 03/23/12	Morgan Stanley	JPY	216,827,971	2,823,200	2,846,531	23,331
Expiring 03/23/12	Morgan Stanley	JPY	171,397,682	2,216,700	2,250,120	33,420
Expiring 03/23/12	Morgan Stanley	JPY	147,947,166	1,927,778	1,942,260	14,482
Expiring 03/23/12	Morgan Stanley	JPY	109,050,478	1,420,317	1,431,622	11,305
Expiring 03/23/12	Morgan Stanley	JPY	86,131,705	1,109,500	1,130,742	21,242
Expiring 03/23/12	Morgan Stanley	JPY	43,261,771	563,671	567,943	4,272
Expiring 03/23/12	JPMorgan	JPY	34,430,374	452,004	452,004	—
Expiring 03/23/12	JPMorgan	JPY	85,987,766	1,128,853	1,128,853	—
Malaysian Ringgit
Expiring 02/08/12	Morgan Stanley	MYR	1,355,461	421,999	445,325	23,326
Expiring 03/01/12	Citibank NA	MYR	3,076,878	998,500	1,009,276	10,776
Expiring 03/01/12	UBS AG	MYR	3,424,052	1,075,900	1,123,155	47,255
Expiring 03/01/12	UBS AG	MYR	2,718,181	863,600	891,616	28,016
Expiring 03/01/12	UBS AG	MYR	2,703,500	863,600	886,800	23,200
Expiring 03/01/12	UBS AG	MYR	1,794,240	569,600	588,546	18,946
Expiring 05/08/12	UBS AG	MYR	1,355,461	441,490	442,950	1,460
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	44,052,904	3,218,890	3,365,823	146,933
Expiring 03/20/12	Citibank NA	MXN	16,973,779	1,267,461	1,296,866	29,405
Expiring 03/20/12	Citibank NA	MXN	10,683,991	780,951	816,301	35,350
Expiring 03/20/12	JPMorgan	MXN	11,308,652	863,775	864,027	252
New Zealand Dollar
Expiring 03/21/12	JPMorgan	NZD	7,188,051	5,723,241	5,915,204	191,963
Expiring 03/21/12	Citibank NA	NZD	685,079	563,767	563,767	—
Norwegian Krone
Expiring 03/22/12	Citibank NA	NOK	5,851,979	988,500	995,425	6,925
Expiring 03/22/12	Morgan Stanley	NOK	22,757,337	3,785,981	3,871,036	85,055
Peruvian Nuevo Sol
Expiring 03/05/12	Citibank NA	PEN	3,061,904	1,135,300	1,136,368	1,068
Expiring 03/05/12	Citibank NA	PEN	2,962,078	1,089,600	1,099,319	9,719
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	1,823,206	564,600	561,992	(2,608)
Expiring 03/22/12	Citibank NA	PLN	1,479,809	439,300	456,142	16,842
Expiring 03/22/12	JPMorgan	PLN	17,997,791	5,274,518	5,547,705	273,187
Expiring 03/22/12	UBS AG	PLN	1,085,864	334,711	334,711	—
Russian Ruble
Expiring 02/06/12	Citibank NA	RUB	33,856,023	1,105,900	1,117,031	11,131
Expiring 02/06/12	Citibank NA	RUB	27,066,285	871,700	893,014	21,314
Expiring 02/06/12	Citibank NA	RUB	21,102,480	667,800	696,246	28,446
Expiring 02/06/12	Citibank NA	RUB	21,049,056	667,800	694,484	26,684
Expiring 02/06/12	Citibank NA	RUB	20,446,965	661,500	674,619	13,119
Expiring 02/06/12	Citibank NA	RUB	20,072,223	647,700	662,255	14,555
Expiring 03/19/12	Citibank NA	RUB	17,889,984	550,936	586,760	35,824
Expiring 04/09/12	Citibank NA	RUB	24,278,272	780,100	793,778	13,678
Expiring 04/09/12	Citibank NA	RUB	21,991,357	681,100	719,008	37,908
Expiring 04/09/12	Citibank NA	RUB	21,846,632	677,100	714,276	37,176
Expiring 04/09/12	Citibank NA	RUB	21,649,896	678,000	707,844	29,844
Expiring 04/09/12	Citibank NA	RUB	20,915,696	656,900	683,839	26,939
Expiring 04/09/12	Citibank NA	RUB	20,301,785	665,000	663,767	(1,233)
Expiring 04/09/12	Citibank NA	RUB	17,417,860	546,100	569,477	23,377
Expiring 04/09/12	Citibank NA	RUB	10,443,832	329,500	341,461	11,961
Expiring 04/09/12	Citibank NA	RUB	10,321,459	332,800	337,460	4,660
Expiring 04/09/12	UBS AG	RUB	10,293,440	338,600	336,544	(2,056)
Singapore Dollar
Expiring 02/08/12	Morgan Stanley	SGD	508,008	387,077	403,869	16,792
Expiring 03/21/12	Goldman Sachs	SGD	8,021,453	6,242,230	6,377,182	134,952
Expiring 03/28/12	JPMorgan	SGD	1,518,476	1,180,942	1,207,224	26,282
Expiring 04/13/12	Morgan Stanley	SGD	504,455	384,818	401,110	16,292
South African Rand
Expiring 03/30/12	Citibank NA	ZAR	12,150,459	1,551,114	1,539,944	(11,170)
Expiring 03/30/12	Citibank NA	ZAR	6,972,818	886,700	883,732	(2,968)
Expiring 03/30/12	Citibank NA	ZAR	5,287,655	665,700	670,155	4,455
Expiring 03/30/12	Morgan Stanley	ZAR	10,381,196	1,313,676	1,315,708	2,032

South Korean Won
Expiring 02/07/12	UBS AG	KRW	969,634,575	867,100	862,690	(4,410)
Expiring 02/27/12	UBS AG	KRW	3,982,284,817	3,425,032	3,537,499	112,467
Expiring 02/27/12	UBS AG	KRW	1,232,981,400	1,075,900	1,095,268	19,368
Expiring 02/27/12	UBS AG	KRW	975,868,000	863,600	866,872	3,272
Expiring 02/27/12	UBS AG	KRW	893,073,600	777,600	793,325	15,725
Expiring 02/27/12	UBS AG	KRW	731,739,075	647,700	650,010	2,310
Expiring 03/05/12	UBS AG	KRW	652,402,200	567,800	579,233	11,433
Expiring 04/12/12	UBS AG	KRW	796,456,800	688,500	705,304	16,804
Expiring 04/12/12	UBS AG	KRW	656,341,700	566,300	581,225	14,925
Expiring 04/12/12	UBS AG	KRW	627,059,325	546,100	555,294	9,194
Expiring 04/26/12	Citibank NA	KRW	756,135,345	665,700	669,016	3,316
Swedish Krona
Expiring 03/22/12	Citibank NA	SEK	4,226,666	613,400	619,902	6,502
Expiring 03/22/12	Citibank NA	SEK	3,819,148	564,423	560,134	(4,289)
Expiring 03/22/12	Citibank NA	SEK	3,734,155	549,200	547,668	(1,532)
Expiring 03/22/12	Goldman Sachs	SEK	11,508,611	1,693,900	1,687,905	(5,995)
Expiring 03/22/12	Morgan Stanley	SEK	44,582,384	6,472,521	6,538,656	66,135
Expiring 03/22/12	UBS AG	SEK	5,352,249	790,996	784,985	(6,011)
Swiss Franc
Expiring 03/22/12	Citibank NA	CHF	1,034,000	1,114,968	1,124,208	9,240
Taiwan Dollar
Expiring 03/02/12	UBS AG	TWD	25,951,180	863,600	877,487	13,887
Expiring 03/02/12	UBS AG	TWD	22,727,489	755,443	768,485	13,042
Expiring 03/02/12	UBS AG	TWD	20,228,715	679,500	683,994	4,494
Expiring 03/02/12	UBS AG	TWD	16,938,765	569,600	572,751	3,151
Expiring 04/02/12	UBS AG	TWD	23,319,802	790,100	789,001	(1,099)
Thai Baht
Expiring 02/07/12	UBS AG	THB	33,368,945	1,083,900	1,078,468	(5,432)
Expiring 02/29/12	UBS AG	THB	24,963,952	788,900	805,505	16,605
Expiring 02/29/12	UBS AG	THB	18,152,980	570,400	585,737	15,337
Expiring 02/29/12	UBS AG	THB	13,965,750	442,094	450,629	8,535
Expiring 04/23/12	Citibank NA	THB	20,812,838	665,000	669,332	4,332
Expiring 04/23/12	UBS AG	THB	24,501,791	790,100	787,967	(2,133)
Expiring 04/23/12	UBS AG	THB	21,119,437	677,600	679,192	1,592
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	808,357	451,500	448,634	(2,866)
Expiring 03/30/12	JPMorgan	TRY	1,206,759	665,000	669,745	4,745
Expiring 03/30/12	Morgan Stanley	TRY	1,031,940	560,800	572,721	11,921
Expiring 03/30/12	UBS AG	TRY	3,910,918	2,153,863	2,170,539	16,676

				$278,836,162	$283,901,267	$5,065,105

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Argentine Peso
Expiring 05/16/12	Citibank NA	ARS	6,098,321	$1,239,496	$1,342,369	$(102,873)
Expiring 12/31/12	Citibank NA	ARS	2,855,358	564,300	560,397	3,903
Expiring 12/31/12	Citibank NA	ARS	1,355,690	267,500	266,070	1,430
Australian Dollar
Expiring 03/20/12	Morgan Stanley	AUD	642,158	677,046	678,085	(1,039)
Expiring 03/21/12	Citibank NA	AUD	742,324	768,900	783,766	(14,866)
Expiring 03/21/12	JPMorgan	AUD	422,643	436,900	446,238	(9,338)
Brazilian Real
Expiring 04/05/12	Citibank NA	BRL	787,949	436,900	444,236	(7,336)
Expiring 04/19/12	Citibank NA	BRL	3,651,936	1,980,926	2,053,654	(72,728)
Expiring 04/19/12	Citibank NA	BRL	1,384,404	768,900	778,515	(9,615)
Expiring 04/19/12	Citibank NA	BRL	1,384,404	768,900	778,515	(9,615)
Expiring 04/19/12	Citibank NA	BRL	1,197,062	665,700	673,164	(7,464)
Expiring 04/19/12	Citibank NA	BRL	1,185,902	662,700	666,888	(4,188)
British Pound
Expiring 03/22/12	Morgan Stanley	GBP	426,000	664,867	671,015	(6,148)
Expiring 03/22/12	UBS AG	GBP	426,900	659,416	672,433	(13,017)
Expiring 03/22/12	UBS AG	GBP	355,300	547,258	559,652	(12,394)
Expiring 03/23/12	Citibank NA	GBP	359,600	564,600	566,419	(1,819)
Expiring 03/23/12	Deutsche Bank AG	GBP	446,100	700,048	702,669	(2,621)
Expiring 03/23/12	JPMorgan	GBP	483,174	751,982	761,067	(9,085)
Expiring 03/23/12	Morgan Stanley	GBP	480,333	753,700	756,591	(2,891)
Expiring 03/23/12	Morgan Stanley	GBP	213,550	327,600	336,372	(8,772)
Canadian Dollar
Expiring 03/20/12	Citibank NA	CAD	782,900	772,442	779,916	(7,474)
Expiring 03/20/12	JPMorgan	CAD	555,237	547,400	553,121	(5,721)
Expiring 03/20/12	Morgan Stanley	CAD	556,739	548,946	554,617	(5,671)
Expiring 03/20/12	Morgan Stanley	CAD	443,355	436,900	441,665	(4,765)
Expiring 03/21/12	Morgan Stanley	CAD	562,000	561,290	559,845	1,445
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	331,140,240	668,700	671,914	(3,214)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	24,980,637	3,938,300	3,960,548	(22,248)
Expiring 08/02/12	Morgan Stanley	CNY	13,907,016	2,179,100	2,204,884	(25,784)
Expiring 08/02/12	Morgan Stanley	CNY	10,626,821	1,656,300	1,684,826	(28,526)
Expiring 08/02/12	Morgan Stanley	CNY	8,340,474	1,324,200	1,322,338	1,862
Expiring 08/02/12	UBS AG	CNY	24,984,575	3,938,300	3,961,172	(22,872)
Expiring 08/02/12	UBS AG	CNY	18,023,040	2,816,100	2,857,458	(41,358)
Expiring 08/02/12	UBS AG	CNY	11,194,526	1,780,300	1,774,833	5,467
Expiring 08/02/12	UBS AG	CNY	10,871,526	1,732,100	1,723,623	8,477
Expiring 10/29/12	Goldman Sachs	CNY	25,560,000	4,000,000	4,052,843	(52,843)
Colombian Peso
Expiring 02/23/12	Citibank NA	COP	492,436,100	250,094	271,643	(21,549)
Expiring 03/06/12	Citibank NA	COP	1,230,607,840	677,200	678,315	(1,115)
Expiring 03/06/12	Citibank NA	COP	820,919,580	451,700	452,493	(793)
Expiring 03/06/12	Citibank NA	COP	802,601,100	439,300	442,396	(3,096)
Expiring 03/06/12	Morgan Stanley	COP	803,415,410	436,900	442,845	(5,945)
Czech Koruna
Expiring 03/22/12	Citibank NA	CZK	15,136,451	790,100	781,799	8,301
Expiring 03/22/12	JPMorgan	CZK	8,801,337	436,900	454,590	(17,690)
Expiring 03/22/12	UBS AG	CZK	17,406,985	886,445	899,072	(12,627)

Euro
Expiring 03/21/12	Citibank NA	EUR	517,600	677,188	677,132	56
Expiring 03/21/12	Citibank NA	EUR	430,000	563,767	562,533	1,234
Expiring 03/22/12	Citibank NA	EUR	430,000	564,423	562,535	1,888
Expiring 03/22/12	Citibank NA	EUR	342,600	449,887	448,196	1,691
Expiring 03/22/12	Morgan Stanley	EUR	875,200	1,136,990	1,144,955	(7,965)
Expiring 03/22/12	Morgan Stanley	EUR	257,100	326,660	336,344	(9,684)
Expiring 03/22/12	UBS AG	EUR	602,100	790,996	787,680	3,316
Expiring 03/22/12	UBS AG	EUR	425,000	553,525	555,994	(2,469)
Expiring 03/22/12	UBS AG	EUR	256,000	334,711	334,905	(194)
Expiring 03/23/12	Barclays Capital	EUR	1,643,100	2,085,008	2,149,546	(64,538)
Expiring 03/23/12	Citibank NA	EUR	1,722,689	2,257,400	2,253,667	3,733
Expiring 03/23/12	Citibank NA	EUR	1,714,623	2,184,300	2,243,115	(58,815)
Expiring 03/23/12	Citibank NA	EUR	1,461,258	1,891,927	1,911,656	(19,729)
Expiring 03/23/12	Citibank NA	EUR	564,100	742,392	737,970	4,422
Expiring 03/23/12	Citibank NA	EUR	254,705	329,500	333,212	(3,712)
Expiring 03/23/12	Citibank NA	EUR	120,900	158,081	158,165	(84)
Expiring 03/23/12	Goldman Sachs	EUR	517,000	679,713	676,353	3,360
Expiring 03/23/12	JPMorgan	EUR	894,400	1,174,457	1,170,077	4,380
Expiring 03/23/12	JPMorgan	EUR	863,000	1,128,853	1,128,999	(146)
Expiring 03/23/12	JPMorgan	EUR	342,600	452,004	448,198	3,806
Expiring 03/23/12	Morgan Stanley	EUR	3,944,200	5,067,039	5,159,904	(92,865)
Expiring 03/23/12	Morgan Stanley	EUR	1,994,500	2,541,430	2,609,256	(67,826)
Expiring 03/23/12	Morgan Stanley	EUR	311,456	407,416	407,455	(39)
Expiring 03/23/12	UBS AG	EUR	258,775	338,600	338,536	64
Hong Kong Dollar
Expiring 02/02/12	Citibank NA	HKD	7,965,219	1,025,558	1,027,068	(1,510)
Expiring 02/02/12	UBS AG	HKD	5,096,336	655,474	657,142	(1,668)
Expiring 02/07/12	Citibank NA	HKD	3,007,671	387,983	387,823	160
Expiring 03/21/12	Citibank NA	HKD	16,959,526	2,184,300	2,186,953	(2,653)
Expiring 06/12/12	JPMorgan	HKD	5,348,747	690,379	689,877	502
Expiring 10/15/12	Goldman Sachs	HKD	1,021,989	131,730	131,849	(119)
Expiring 02/01/13	Citibank NA	HKD	8,747,143	1,128,700	1,128,693	7
Expiring 02/01/13	Morgan Stanley	HKD	13,061,555	1,685,270	1,685,405	(135)
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	366,496,245	1,567,022	1,619,477	(52,455)
Expiring 03/22/12	Citibank NA	HUF	178,109,320	790,100	787,031	3,069
Indian Rupee
Expiring 03/05/12	UBS AG	INR	84,727,300	1,570,478	1,699,616	(129,138)
Expiring 03/20/12	UBS AG	INR	29,599,992	543,119	591,609	(48,490)
Expiring 01/07/13	Citibank NA	INR	53,170,125	998,500	1,017,638	(19,138)
Expiring 01/07/13	UBS AG	INR	318,540,600	5,670,000	6,096,639	(426,639)
Expiring 01/07/13	UBS AG	INR	37,632,722	688,500	720,263	(31,763)
Expiring 01/07/13	UBS AG	INR	29,214,738	547,400	559,149	(11,749)
Expiring 01/07/13	UBS AG	INR	23,479,006	436,900	449,371	(12,471)
Expiring 01/07/13	UBS AG	INR	11,832,642	225,900	226,468	(568)
Indonesian Rupiah
Expiring 04/19/12	UBS AG	IDR	10,183,131,400	1,128,700	1,124,493	4,207
Israeli New Shekel
Expiring 03/22/12	Morgan Stanley	ILS	2,098,007	554,075	559,506	(5,431)
Expiring 03/22/12	UBS AG	ILS	2,514,313	662,700	670,528	(7,828)
Japanese Yen
Expiring 03/22/12	Citibank NA	JPY	86,530,290	1,114,968	1,135,959	(20,991)
Expiring 03/23/12	JPMorgan	JPY	86,480,555	1,116,608	1,135,322	(18,714)
Expiring 03/23/12	JPMorgan	JPY	69,223,824	891,600	908,775	(17,175)
Expiring 03/23/12	JPMorgan	JPY	52,053,191	674,128	683,358	(9,230)
Expiring 03/23/12	JPMorgan	JPY	51,951,740	671,241	682,026	(10,785)
Expiring 03/23/12	JPMorgan	JPY	50,899,842	659,000	668,216	(9,216)
Expiring 03/23/12	JPMorgan	JPY	42,466,532	552,905	557,503	(4,598)
Expiring 03/23/12	Morgan Stanley	JPY	100,232,376	1,315,171	1,315,857	(686)
Expiring 03/23/12	Morgan Stanley	JPY	84,640,067	1,098,400	1,111,160	(12,760)
Expiring 03/23/12	Morgan Stanley	JPY	50,731,042	655,975	666,000	(10,025)
Expiring 03/23/12	Morgan Stanley	JPY	43,926,800	569,000	576,674	(7,674)
Expiring 03/23/12	Morgan Stanley	JPY	7,719,300	100,000	101,339	(1,339)
Expiring 06/20/12	Barclays Capital	JPY	100,000,000	1,291,257	1,314,535	(23,278)
Expiring 07/23/12	JPMorgan	JPY	100,843,013	1,282,130	1,326,304	(44,174)
Expiring 11/13/12	Citibank NA	JPY	100,960,000	1,323,198	1,330,896	(7,698)

Malaysian Ringgit
Expiring 02/08/12	UBS AG	MYR	1,355,461	443,251	445,325	(2,074)
Expiring 03/01/12	UBS AG	MYR	2,131,253	662,600	699,092	(36,492)
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	11,816,893	903,000	902,859	141
Expiring 03/20/12	Citibank NA	MXN	5,915,667	436,900	451,981	(15,081)
New Zealand Dollar
Expiring 03/21/12	Citibank NA	NZD	693,145	557,200	570,404	(13,204)
Expiring 03/21/12	JPMorgan	NZD	548,408	436,900	451,297	(14,397)
Expiring 03/21/12	Morgan Stanley	NZD	1,236,294	988,500	1,017,373	(28,873)
Norwegian Krone
Expiring 03/22/12	Citibank NA	NOK	5,274,748	903,000	897,238	5,762
Expiring 03/22/12	Citibank NA	NOK	3,308,700	564,300	562,812	1,488
Expiring 03/22/12	Citibank NA	NOK	2,631,066	436,900	447,546	(10,646)
Peruvian Nuevo Sol
Expiring 03/05/12	Citibank NA	PEN	6,023,982	2,228,628	2,235,687	(7,059)
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	2,584,615	790,100	796,691	(6,591)
Expiring 03/22/12	JPMorgan	PLN	1,506,983	436,900	464,518	(27,618)
Romanian Leu
Expiring 03/22/12	Citibank NA	RON	1,875,638	564,300	560,990	3,310
Expiring 03/22/12	JPMorgan	RON	2,533,292	744,712	757,690	(12,978)
Expiring 03/22/12	UBS AG	RON	14,729,668	4,328,570	4,405,538	(76,968)
Expiring 03/22/12	UBS AG	RON	3,379,394	1,016,400	1,010,752	5,648
Expiring 03/22/12	UBS AG	RON	527,689	158,000	157,828	172
Russian Rouble
Expiring 02/06/12	Citibank NA	RUB	51,965,560	1,648,000	1,714,530	(66,530)
Expiring 02/06/12	Citibank NA	RUB	49,475,936	1,554,014	1,632,388	(78,374)
Expiring 02/06/12	Citibank NA	RUB	21,132,336	666,825	697,231	(30,406)
Expiring 02/06/12	Citibank NA	RUB	21,019,200	665,765	693,499	(27,734)
Expiring 03/19/12	Citibank NA	RUB	17,889,984	550,800	586,760	(35,960)
Expiring 04/09/12	Citibank NA	RUB	24,322,438	790,100	795,222	(5,122)
Singapore Dollar
Expiring 02/08/12	UBS AG	SGD	508,008	420,815	403,869	16,946
Expiring 03/21/12	Goldman Sachs	SGD	849,643	677,600	675,479	2,121
Expiring 03/21/12	Morgan Stanley	SGD	561,479	436,900	446,385	(9,485)
Expiring 04/13/12	UBS AG	SGD	504,455	418,218	401,110	17,108
Expiring 05/24/12	UBS AG	SGD	252,803	205,280	201,116	4,164
Expiring 09/10/12	UBS AG	SGD	512,195	423,022	408,081	14,941
Expiring 10/01/12	Morgan Stanley	SGD	1,538,793	1,270,381	1,226,343	44,038
South African Rand
Expiring 03/30/12	Morgan Stanley	ZAR	1,898,574	241,715	240,624	1,091
South Korean Won
Expiring 02/07/12	UBS AG	KRW	969,634,575	849,439	862,690	(13,251)
Expiring 02/27/12	Morgan Stanley	KRW	1,597,987,000	1,369,840	1,419,506	(49,666)
Expiring 02/27/12	UBS AG	KRW	2,502,632,000	2,119,976	2,223,111	(103,135)
Expiring 02/27/12	UBS AG	KRW	1,290,098,475	1,104,300	1,146,006	(41,706)
Expiring 03/05/12	UBS AG	KRW	652,402,200	561,569	579,233	(17,664)
Swedish Krona
Expiring 03/22/12	Citibank NA	SEK	23,422,839	3,458,100	3,435,300	22,800
Expiring 03/22/12	Citibank NA	SEK	6,835,453	998,500	1,002,519	(4,019)
Expiring 03/22/12	Citibank NA	SEK	4,130,352	609,800	605,776	4,024
Expiring 03/22/12	Citibank NA	SEK	3,793,730	557,200	556,406	794
Expiring 03/22/12	Citibank NA	SEK	3,036,413	436,900	445,334	(8,434)
Expiring 03/22/12	JPMorgan	SEK	5,366,396	790,100	787,060	3,040
Expiring 03/22/12	Morgan Stanley	SEK	6,036,102	869,845	885,282	(15,437)
Expiring 03/22/12	UBS AG	SEK	7,544,246	1,108,358	1,106,474	1,884
Swiss Franc
Expiring 03/22/12	Citibank NA	CHF	623,076	677,600	677,434	166
Expiring 03/22/12	Citibank NA	CHF	619,364	659,051	673,398	(14,347)
Expiring 03/22/12	JPMorgan	CHF	1,035,100	1,116,990	1,125,404	(8,414)
Expiring 03/22/12	Morgan Stanley	CHF	4,870,424	5,165,618	5,295,326	(129,708)
Expiring 03/22/12	Morgan Stanley	CHF	414,924	436,900	451,123	(14,223)
Expiring 03/22/12	UBS AG	CHF	620,827	674,126	674,989	(863)
Expiring 03/22/12	UBS AG	CHF	311,000	327,070	338,132	(11,062)
Expiring 10/25/12	Citibank NA	CHF	101,598	116,551	110,993	5,558
Expiring 10/26/12	Morgan Stanley	CHF	104,083	117,546	113,711	3,835
Taiwan Dollar
Expiring 03/02/12	UBS AG	TWD	34,321,725	1,147,500	1,160,521	(13,021)
Expiring 03/02/12	UBS AG	TWD	27,373,124	913,275	925,568	(12,293)
Expiring 03/02/12	UBS AG	TWD	24,151,300	800,083	816,628	(16,545)
Thai Baht
Expiring 02/07/12	UBS AG	THB	33,368,945	1,067,806	1,078,468	(10,662)
Expiring 02/29/12	Citibank NA	THB	8,627,931	270,000	278,395	(8,395)
Expiring 02/29/12	UBS AG	THB	19,539,497	613,100	630,475	(17,375)
Expiring 02/29/12	UBS AG	THB	14,260,500	450,000	460,139	(10,139)
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	1,435,359	790,100	796,617	(6,517)
Expiring 04/25/12	UBS AG	TRY	465,230	277,501	256,828	20,673
Expiring 01/14/13	UBS AG	TRY	12,496,880	6,172,288	6,548,832	(376,544)

				$172,097,920	$175,117,712	(3,019,792)

						$2,045,313

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Currency swap agreements outstanding as of January 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(r)	Counterparty
CHF	1,000	12/05/12	4.375%	3 Month LIBOR(a)	$122,811	$—	$122,811	Barclays Bank PLC
CHF	1,000	05/12/15	2.625	3 Month LIBOR(b)	(8,032)	(25,901)	17,869	Credit Suisse International
CHF	500	05/20/16	4.000	3 Month LIBOR(c)	31,459	680	30,779	Credit Suisse International
EUR	550	05/16/13	5.250	3 Month LIBOR(d)	225	—	225	Citibank NA
EUR	500	06/10/13	5.375	3 Month LIBOR(e)	(51,946)	(23,856)	(28,090)	Citibank NA
EUR	750	02/10/14	6.500	3 Month LIBOR(f)	(67,492)	(56,251)	(11,241)	Citibank NA
EUR	1,500	07/28/14	6.750	3 Month LIBOR(g)	(141,042)	(56,992)	(84,050)	Citibank NA
EUR	1,000	10/14/14	7.500	3 Month LIBOR(h)	(146,700)	(156,521)	9,821	Citibank NA
EUR	600	10/14/14	7.500	3 Month LIBOR(i)	(121,722)	(87,625)	(34,097)	Citibank NA
EUR	500	10/12/15	3.750	3 Month LIBOR(j)	(7,421)	(16,600)	9,179	Citibank NA
EUR	500	10/12/15	3.750	3 Month LIBOR(k)	(45,146)	(16,422)	(28,724)	Citibank NA
EUR	500	02/01/16	3.625	3 Month LIBOR(l)	(32,018)	50	(32,068)	Citibank NA
EUR	500	04/05/16	4.500	3 Month LIBOR(m)	(66,155)	(22,723)	(43,432)	Citibank NA
EUR	227	04/05/16	4.500	3 Month LIBOR(n)	(13,526)	(15,773)	2,247	Citibank NA
EUR	700	04/15/16	4.500	3 Month LIBOR(o)	(43,934)	—	(43,934)	Citibank NA
JPY	100,000	11/13/12	1.920	6 Month LIBOR(p)	(118,349)	—	(118,349)	Citibank NA
JPY	62,000	12/15/14	5.500	3 Month LIBOR(q)	(10,958)	(11)	(10,947)	Citibank NA

					$(719,946)	$(477,945)	$(242,001)

(a)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,221,299.
(b)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,111,111.
(c)	The Fund pays a fixed rate based on a notional amount of CHF 500,000. The Fund receives a floating rate based on a notional amount of $566,893.
(d)	The Fund pays a fixed rate based on a notional amount of EUR 550,000. The Fund receives a floating rate based on a notional amount of $776,875.
(e)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(f)	The Fund pays a fixed rate based on a notional amount of EUR 750,000. The Fund receives a floating rate based on a notional amount of $1,034,850.
(g)	The Fund pays a fixed rate based on a notional amount of EUR 1,500,000. The Fund receives a floating rate based on a notional amount of $1,986,450
(h)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,364,000.
(i)	The Fund pays a fixed rate based on a notional amount of EUR 600,000. The Fund receives a floating rate based on a notional amount of $778,200.
(j)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $689,600.
(k)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(l)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(m)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(n)	The Fund pays a fixed rate based on a notional amount of EUR 227,000. The Fund receives a floating rate based on a notional amount of $302,705.
(o)	The Fund pays a fixed rate based on a notional amount of EUR 700,000. The Fund receives a floating rate based on a notional amount of $960,190.
(p)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,197,891.
(q)	The Fund pays a fixed rate based on a notional amount of JPY 62,000,000. The Fund receives a floating rate based on a notional amount of $808,450.
(r)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Interest rate swap agreements outstanding as of January 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(e)	Counterparty
AUD	6,000	09/22/12	3.793%	1 Day AONIA(a)	$12,986	$—	$12,986	Barclays Bank PLC
AUD	1,000	09/07/21	4.945	6 Month BBSW(b)	34,898	—	34,898	Citibank NA
AUD	1,400	09/22/21	4.900	6 Month BBSW(b)	43,045	—	43,045	Royal Bank of Scotland
AUD	700	02/14/31	6.110	6 Month BBSW(b)	134,795	—	134,795	Barclays Bank PLC
AUD	800	08/31/31	5.370	6 Month BBSW(b)	73,419	—	73,419	Credit Suisse International
AUD	700	08/31/36	5.255	6 Month BBSW(a)	(73,581)	—	(73,581)	Credit Suisse International
AUD	700	09/22/36	4.970	6 Month BBSW(a)	(41,496)	—	(41,496)	Royal Bank of Scotland
AUD	500	02/14/41	5.860	6 Month BBSW(a)	(118,896)	—	(118,896)	Barclays Bank PLC
CNY	12,000	09/01/12	4.410	CNDR7D(b)	(4,059)	—	(4,059)	Bank of America NA
CNY	12,000	09/01/13	4.220	CNDR7D(a)	(19,250)	—	(19,250)	Bank of America NA
EUR	3,000	08/19/14	1.065	1 Day EUR EONIA OIS(b)	67,920	—	67,920	HSBC Bank USA NA
EUR	1,300	08/04/16	1.925	1 Day EUR EONIA OIS(b)	93,251	—	93,251	HSBC Bank USA NA
EUR	1,000	08/29/16	1.600	1 Day EUR EONIA OIS(b)	49,560	—	49,560	HSBC Bank USA NA
EUR	500	08/30/16	1.560	1 Day EUR EONIA OIS(b)	23,454	—	23,454	HSBC Bank USA NA
EUR	1,000	09/02/16	1.630	1 Day EUR EONIA OIS(b)	51,367	—	51,367	Credit Suisse International
EUR	1,600	09/23/16	1.365	1 Day EUR EONIA OIS(b)	51,189	—	51,189	Credit Suisse International
EUR	500	09/26/16	1.280	1 Day EUR EONIA OIS(b)	13,832	—	13,832	Credit Suisse International
EUR	500	11/04/16	1.310	1 Day EUR EONIA OIS(b)	14,115	—	14,115	HSBC Bank USA NA
EUR	500	11/07/16	1.265	6 Month EURIBOR(b)	11,979	—	11,979	HSBC Bank USA NA
EUR	1,400	11/10/16	1.255	1 Day EUR EONIA OIS(b)	34,174	—	34,174	Royal Bank of Scotland PLC
EUR	500	12/07/16	1.390	1 Day EUR EONIA OIS(b)	15,967	—	15,967	Credit Suisse International
EUR	600	12/09/16	1.345	1 Day EUR EONIA OIS(b)	17,345	—	17,345	Credit Suisse International
EUR	1,000	12/16/16	1.210	1 Day EUR EONIA OIS(b)	21,818	—	21,818	HSBC Bank USA NA
GBP	5,000	08/03/12	0.548	1 Day GBP SONIA OIS(a)	(3,662)	—	(3,662)	Citibank NA
GBP	500	08/01/16	2.060	6 Month GBP LIBOR(b)	26,876	—	26,876	Citibank NA
GBP	1,200	08/09/16	1.894	6 Month GBP LIBOR(b)	48,288	—	48,288	HSBC Bank USA NA
GBP	2,600	01/13/32	2.788	6 Month GBP LIBOR(b)	(15,427)	—	(15,427)	Barclays Bank PLC
ILS	10,500	09/21/13	2.980	3 Month TELBOR(a)	(49,346)	—	(49,346)	Barclays Bank PLC
ILS	2,000	09/21/21	4.530	3 Month TELBOR(b)	26,443	—	26,443	Barclays Bank PLC
ILS	2,000	10/21/21	4.530	3 Month TELBOR(b)	25,178	—	25,178	Citibank NA
INR	85,000	09/07/12	7.650	1 Day MIBOR(b)	(18,282)	—	(18,282)	Bank of America NA
INR	85,000	09/07/13	7.260	1 Day MIBOR(a)	23,162	—	23,162	Bank of America NA
JPY	165,000	06/13/18	0.778	6 Month Yen LIBOR(b)	30,198	—	30,198	Barclays Bank PLC
JPY	186,905	05/17/20	1.388	6 Month Yen LIBOR(b)	130,500	—	130,500	Citibank NA
JPY	90,000	12/20/20	1.353	6 Month Yen LIBOR(b)	54,852	—	54,852	Citibank NA
JPY	60,000	02/02/21	1.265	6 Month Yen LIBOR(b)	32,557	—	32,557	Barclays Bank PLC
JPY	96,000	02/16/21	1.365	6 Month Yen LIBOR(b)	63,598	—	63,598	Barclays Bank PLC
JPY	50,000	06/02/21	1.200	6 Month Yen LIBOR(b)	19,410	—	19,410	Barclays Bank PLC
JPY	45,000	06/16/21	1.170	6 Month Yen LIBOR(b)	15,407	—	15,407	Barclays Bank PLC
JPY	40,000	06/28/21	1.123	6 Month Yen LIBOR(b)	10,995	—	10,995	Barclays Bank PLC
JPY	40,000	07/11/21	1.193	6 Month Yen LIBOR(b)	14,298	—	14,298	UBS AG
JPY	30,000	07/22/21	1.090	6 Month Yen LIBOR(b)	6,604	—	6,604	Citibank NA
JPY	50,000	10/04/21	1.013	6 Month Yen LIBOR(b)	11,897	—	11,897	Royal Bank of Scotland
JPY	250,000	10/28/21	NA	3 Month Yen LIBOR(c)	(4,443)	—	(4,443)	Credit Suisse International
JPY	40,000	11/14/21	0.975	6 Month Yen LIBOR(b)	1,675	—	1,675	Credit Suisse International
JPY	85,500	07/21/24	1.489	6 Month Yen LIBOR(b)	38,104	—	38,104	Citibank NA
JPY	60,000	07/04/26	1.603	6 Month Yen LIBOR(b)	25,769	—	25,769	Citibank NA
JPY	70,000	08/02/26	1.534	6 Month Yen LIBOR(b)	24,828	—	24,828	Citibank NA
JPY	101,900	07/21/30	1.781	6 Month Yen LIBOR(b)	43,674	—	43,674	Citibank NA
JPY	110,000	08/18/31	1.750	6 Month Yen LIBOR(b)	37,557	—	37,557	Barclays Bank PLC
JPY	25,000	08/24/31	1.683	6 Month Yen LIBOR(b)	4,063	—	4,063	Citibank NA
JPY	25,000	08/30/31	1.750	6 Month Yen LIBOR(b)	8,318	—	8,318	Barclays Capital PLC
JPY	30,000	09/02/31	1.730	6 Month Yen LIBOR(b)	8,346	—	8,346	Citibank NA
JPY	30,000	09/16/31	1.636	6 Month Yen LIBOR(b)	777	—	777	Royal Bank of Scotland
JPY	240,000	01/18/32	1.638	6 Month Yen LIBOR(b)	(13,530)	—	(13,530)	Barclays Bank PLC
KRW	4,100,000	05/09/12	3.790	3 Month Certificate of Deposit Rate(a)	(4,290)	—	(4,290)	Citibank NA
KRW	4,100,000	05/09/12	3.640	3 Month Certificate of Deposit Rate(b)	1,560	—	1,560	UBS AG
KRW	1,800,000	05/27/13	3.780	3 Month Certificate of Deposit Rate(b)	7,630	—	7,630	Bank of America NA
KRW	1,800,000	06/10/13	3.700	3 Month Certificate of Deposit Rate(b)	5,883	—	5,883	UBS AG
KRW	700,000	05/27/16	3.930	3 Month Certificate of Deposit Rate(a)	(13,284)	—	(13,284)	Bank of America NA
KRW	700,000	06/10/16	3.880	3 Month Certificate of Deposit Rate(a)	(11,977)	—	(11,977)	UBS AG
MXN	40,500	07/05/13	5.480	28 Day Mexican Interbank Rate(b)	37,001	—	37,001	Barclays Bank PLC
MXN	30,000	12/15/16	5.750	28 Day Mexican Interbank Rate(b)	41,993	—	41,993	Barclays Bank PLC
NZD	3,200	08/18/16	4.173	3 Month BBR(b)	140,156	—	140,156	Citibank NA
PLN	4,900	06/27/21	5.390	6 Month WIBOR(b)	99,926	—	99,926	UBS AG
PLN	3,600	06/27/26	5.280	6 Month WIBOR(a)	(97,113)	—	(97,113)	UBS AG
SGD	4,500	04/11/13	0.875	6 Month SOR(a)	(30,527)	—	(30,527)	Barclays Bank PLC
SGD	4,500	04/21/13	0.755	6 Month SOR(b)	21,418	—	21,418	Citibank NA
	15,000	08/10/13	NA	1 Daily effective federal funds rate(d)	(10,241)	—	(10,241)	Bank of America NA
	645	01/09/17	1.237	3 Month LIBOR(a)	(8,375)	—	(8,375)	Barclays Bank PLC
	2,055	11/15/18	1.531	3 Month LIBOR(a)	(13,690)	—	(13,690)	Citibank NA
	2,015	11/15/18	1.712	3 Month LIBOR(a)	(36,702)	—	(36,702)	Citibank NA

	2,015	11/15/18	1.700	3 Month LIBOR(a)	(35,187)	—	(35,187)	Morgan Stanley Capital Services
	1,210	11/23/21	2.148	3 Month LIBOR(a)	(33,301)	—	(33,301)	Citibank NA
	340	01/30/22	2.082	3 Month LIBOR(a)	(5,682)	—	(5,682)	Citibank NA

					$1,191,714	$—	$1,191,714

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.
(c)	Fund pays 6 month Yen LIBOR + spread and receives the 3 Month Yen Libor.
(d)	Fund received the Federal Funds Rate and pays the 3 month LIBOR.
(e)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of Janurary 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of January 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$250	$(3,492)	$—	$(3,492)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	350	(3,818)	—	(3,818)	Goldman Sachs International
Gannett Co., Inc.	03/20/12	5.000	100	(1,196)	(145)	(1,051)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000	260	2,177	4,021	(1,844)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000	600	74,549	23,047	51,502	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000	450	113,499	37,095	76,404	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000	600	(4,374)	3,548	(7,922)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000	510	(16,884)	47,440	(64,324)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings	03/20/14	7.050	250	(35,223)	—	(35,223)	Deutsche Bank AG
Toll Brothers Finance Corp.	03/20/15	1.000	420	263	1,539	(1,276)	Credit Suisse International
Viacom, Inc.	06/20/14	1.000	500	(7,012)	18,730	(25,742)	Citibank NA
Westvaco Corp.	09/20/19	1.000	450	14,675	6,762	7,913	JPMorgan Chase Bank
XL Capital Ltd.	03/20/12	5.000	600	(7,367)	(1,600)	(5,767)	Citibank NA

				$125,797	$140,437	$(14,640)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V1	12/20/16	5.000%	$3,920	$(81,789)	$(272,222)	$190,433	Barclays Bank PLC
CDX.NA.HY.17.V1	12/20/16	5.000	1,960	(40,895)	(184,839)	143,944	Barclays Bank PLC

				$(122,684)	$(457,061)	$334,377

Reference Entity/Obligation	Termination Date	Fixed Rate	Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Republic of Hungary	03/20/13	1.000%	1,000	$46,287	$59,439	$(13,152)	Barclays Bank PLC
Republic of Hungary	03/20/13	1.000	7,000	324,011	423,530	(99,519)	Citibank NA

				$370,298	$482,969	$(112,671)

Reference Entity/Obligation Date	Termination Rate	Fixed (000)#(4)	Notional Amount	Implied Credit Spread at January 31, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Ireland Government Bond	12/20/14	1.000%	2,000	7.012%	$(292,664)	$(399,762)	$107,098	HSBC Bank USA NA
Kingdom of Netherlands	12/20/14	1.000	5,000	0.819	31,785	(556)	32,341	Barclays Bank PLC
Republic of Austria	12/20/15	1.000	2,250	1.539	(42,518)	(44,844)	2,326	Citibank NA
Republic of France	12/20/16	0.250	4,500	1.789	(316,104)	(353,862)	37,758	Citibank NA
Republic of France	12/20/16	1.000	1,000	1.789	(69,350)	(31,892)	(37,458)	UBS AG
Republic of Ireland	03/20/13	1.000	2,000	6.735	(120,817)	(160,925)	40,108	Morgan Stanley Capital Services
Republic of Italy	12/20/16	1.000	2,000	4.112	(255,031)	(293,423)	38,392	UBS AG
Republic of Portugal	12/20/13	1.000	1,000	22.893	(298,238)	(220,692)	(77,546)	HSBC Bank USA NA
Republic of Portugal	03/20/14	1.000	400	22.820	(129,435)	(123,989)	(5,446)	Morgan Stanley Capital Services
Republic of Portugal	12/20/14	1.000	1,500	20.600	(526,493)	(412,057)	(114,436)	Barclays Bank

					$(2,018,865)	$(2,042,002)	$23,137

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$107,539,922	$2,243,478
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	5,813,322	519,139
Residential Mortgage-Backed Securities	—	7,947,190	—
Bank Loans	—	3,688,458	297,371
Commercial Mortgage-Backed Securities	—	14,591,076	—
Corporate Bonds	—	62,358,997	—
Municipal Bonds	—	4,385,769	—
U.S. Treasury Securities	—	244,200	—
Preferred Stock	107,760	—	—
Affiliated Money Market Mutual Fund	11,606,220	—	—
Options Purchased	2,025	3,234,768	—
Other Financial Instruments*
Futures	905,113	—	—
Forward Foreign Currency Contracts	—	2,045,313	—
Currency Swap Agreements	—	(242,001)	—
Interest Rate Swap Agreements	—	1,191,714	—
Credit Default Swap Agreements	—	234,021	(3,818)

Total	$12,621,118	$213,032,749	$3,056,170

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non-Residential Mortgage- Backed Securities	Bank Loans	Credit Default Swap
Balance as of 10/31/11	$2,286,189	$1,122,343	$437,679	$(3,481)
Realized gain (loss)	—	—	—	— **
Change in unrealized appreciation (depreciation)***	(42,711)	(27,848)	6,315	(337)
Purchases	—	—	—	—
Sales	—	(16,434)	(739)	—
Accrued discount/premium	—	1,049	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(559,971)	(145,884)	—

Balance as of 01/31/12	$2,243,478	$519,139	$297,371	$(3,818)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for the other financial instruments was $619.
***	Of which, $(64,581) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, one bank loan transferred out of Level 3 as a result of the security no longer using a single broker quote, and two non-residential mortgage-backed securities transferred out of Level 3 as a result of the securities no longer being fair valued in accordance with the Board of Directors’ approval.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2012 was as follows:

Sovereigns	35.4%
Banking	9.8
Commercial Mortgage-Backed Securities	6.4
Affiliated Money Market Mutual Fund	5.1
Non-Corporate Foreign Agencies	4.7
Residential Mortgage-Backed Securities	3.5
Non-Residential Mortgage-Backed Securities	2.8
Foods	2.4
Media & Entertainment	2.1
Non-Captive Finance	2.1
Cable	1.9
Municipal Bonds	1.9
Metals	1.7
Telecommunications	1.6
Options Purchased	1.5
Electric	1.4
Insurance	1.4
Capital Goods	1.3
Healthcare & Pharmaceutical	1.3
Technology	1.3
Gaming	0.9
Chemicals	0.8
Energy–Other	0.7
Pipelines & Other	0.7
Retailers	0.7
Building Materials & Construction	0.6
Consumer	0.6
Paper	0.6
Automotive	0.5
Healthcare Insurance	0.5
Tobacco	0.5
Lodging	0.4
Real Estate Investment Trusts	0.4
Airlines	0.3
Energy–Integrated	0.3
Foreign Local Government	0.3
Packaging	0.3
Aerospace & Defense	0.1
U.S. Treasury Security	0.1

98.9
Other assets in excess of liabilities	1.1

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2012

*	Print the name and title of each signing officer under his or her signature.